UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08340
Investment Company Act File Number
Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
India — 91.9%
Automobiles — 6.8%
Bajaj Auto, Ltd.	258,640	$8,492,225
Hero Honda Motors, Ltd.	479,538	19,954,677
Mahindra & Mahindra, Ltd.	1,144,356	17,642,992
Maruti Suzuki India, Ltd.	314,391	10,095,094

		$56,184,988

Beverages — 0.5%
United Spirits, Ltd.	117,059	$4,093,891

		$4,093,891

Commercial Banks — 16.4%
Allahabad Bank, Ltd.	2,108,468	$10,931,925
Axis Bank, Ltd.	460,036	15,660,514
Bank of Baroda	720,682	14,026,344
HDFC Bank, Ltd.	448,899	24,789,014
ICICI Bank, Ltd.	1,073,404	26,601,825
ING Vysya Bank, Ltd.	1,240,003	10,486,839
State Bank of India	364,678	26,120,829
Union Bank of India, Ltd.	881,869	7,626,610

		$136,243,900

Construction & Engineering — 6.9%
IVRCL Infrastructures & Projects, Ltd.	2,466,315	$8,803,805
Lanco Infratech, Ltd.(1)	5,024,743	7,995,627
Larsen & Toubro, Ltd.	653,530	29,808,152
Nagarjuna Construction Co., Ltd.	3,078,813	10,745,331

		$57,352,915

Construction Materials — 0.6%
UltraTech Cement, Ltd.	206,582	$4,891,819

		$4,891,819

Consumer Finance — 1.3%
Shriram Transport Finance Co., Ltd.	618,252	$10,635,420

		$10,635,420

Diversified Financial Services — 1.7%
Infrastructure Development Finance Co., Ltd.	1,225,762	$5,577,006
Kotak Mahindra Bank, Ltd.	809,726	8,540,845

		$14,117,851

Electric Utilities — 3.4%
Reliance Infrastructure, Ltd.	446,031	$10,574,502
Tata Power Co., Ltd.	591,937	17,862,640

		$28,437,142

Electrical Equipment — 4.7%
Bharat Heavy Electricals, Ltd.	465,639	$25,749,560
Crompton Greaves, Ltd.	1,893,302	13,143,812

		$38,893,372

Food Products — 0.8%
Bajaj Hindusthan, Ltd.	2,267,138	$6,706,050

		$6,706,050

Security	Shares	Value
Gas Utilities — 1.4%
GAIL (India), Ltd.	1,091,056	$11,519,862

		$11,519,862

Hotels, Restaurants & Leisure — 1.0%
Mahindra Holidays & Resorts India, Ltd.	800,033	$8,390,932

		$8,390,932

Independent Power Producers & Energy Traders — 1.2%
GVK Power & Infrastructure, Ltd.(1)	9,717,059	$10,067,013

		$10,067,013

Industrial Conglomerates — 1.9%
Jaiprakash Associates, Ltd.	5,960,894	$16,009,596

		$16,009,596

IT Services — 11.7%
HCL Technologies, Ltd.	2,325,033	$21,936,130
Infosys Technologies, Ltd.	692,699	46,798,363
Mphasis, Ltd.	318,537	4,398,725
Tata Consultancy Services, Ltd.	1,174,965	24,008,936

		$97,142,154

Machinery — 3.7%
BEML, Ltd.	271,301	$6,567,585
Tata Motors, Ltd.	989,010	24,098,963

		$30,666,548

Media — 0.7%
Zee Entertainment Enterprises, Ltd.	922,230	$6,196,442

		$6,196,442

Metals & Mining — 3.8%
Hindustan Zinc, Ltd.	284,180	$6,821,696
JSW Steel, Ltd.	252,286	7,515,747
Tata Steel, Ltd.	1,187,442	17,268,610

		$31,606,053

Oil, Gas & Consumable Fuels — 8.8%
Oil & Natural Gas Corp., Ltd.	624,328	$19,451,521
Reliance Industries, Ltd.	2,429,567	53,370,223

		$72,821,744

Pharmaceuticals — 5.5%
Aurobindo Pharma, Ltd.	547,065	$12,650,161
Cipla, Ltd.	1,223,674	8,761,254
Dr. Reddy’s Laboratories, Ltd.	482,980	15,472,189
Glenmark Pharmaceuticals, Ltd.	1,374,180	9,165,856

		$46,049,460

Real Estate Management & Development — 3.2%
Housing Development & Infrastructure, Ltd.(1)	1,773,442	$10,214,534
Indiabulls Real Estate, Ltd.(1)	2,497,780	9,641,314
Sobha Developers, Ltd.	787,566	6,689,792

		$26,545,640

Thrifts & Mortgage Finance — 2.4%
Housing Development Finance Corp., Ltd.	940,930	$15,251,193
LIC Housing Finance, Ltd.	155,027	4,959,323

		$20,210,516

Tobacco — 2.4%
ITC, Ltd.	4,945,106	$19,559,761

		$19,559,761

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Bharti Airtel, Ltd.	1,120,006	$9,087,497

		$9,087,497

Total India (identified cost $550,601,325)		$763,430,566

Sri Lanka — 3.6%
Commercial Banks — 1.3%
Commercial Bank of Ceylon PLC	4,369,300	$11,037,653

		$11,037,653

Industrial Conglomerates — 1.5%
John Keells Holdings PLC	4,184,226	$12,362,005

		$12,362,005

Wireless Telecommunication Services — 0.8%
Dialog Axiata PLC(1)	57,161,980	$6,376,098

		$6,376,098

Total Sri Lanka (identified cost $21,923,236)		$29,775,756

Total Common Stocks (identified cost $572,524,561)		$793,206,322

Short-Term Investments — 3.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/10	$27,839	$27,838,602

Total Short-Term Investments (identified cost $27,838,602)		$27,838,602

Total Investments — 98.8% (identified cost $600,363,163)		$821,044,924

Other Assets, Less Liabilities — 1.2%		$9,812,115

Net Assets — 100.0%		$830,857,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$607,969,350

Gross unrealized appreciation	$239,773,810
Gross unrealized depreciation	(26,698,236)

Net unrealized appreciation	$213,075,574

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks	$—	$793,206,322	*	$—	$793,206,322
Short-Term Investments	—	27,838,602		—	27,838,602

Total Investments	$—	$821,044,924		$—	$821,044,924

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio
By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010